Shareholders' Equity (Details 1) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Series 1 Warrants [Member]
Statement Line Items [Line Items]
Outstanding at beginning of year:		64,614
Issuance
Exercised		(64,514)
Expired	(64,263)	(100)
Outstanding at end of year
Series 2 Warrants [Member]
Statement Line Items [Line Items]
Outstanding at beginning of year:	64,263	64,614
Issuance
Exercised		(351)
Expired
Outstanding at end of year		64,263